Short-term Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Short-term Debt
Project financing		$ 71,000,000		$ 64,500,000
Commercial paper	$ 299,500,000	389,000,000	$ 839,500,000	1,145,200,000
Unsecured Extendible Revolving Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		150,000,000		150,000,000.0
Debt instrument term (years)	4 years
Amount outstanding		25,500,000		117,000,000
Unsecured Bilateral Demand Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity	$ 200,000,000		200,000,000.0
Amount outstanding		156,400,000		147,300,000
Unsecured Extendible Revolving Facility II | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity	$ 300,000,000		$ 300,000,000.0
Amount outstanding		124,600,000.0		0
Parent Company | Unsecured Demand Revolving Operating Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity		70,000,000		70,000,000.0
Amount outstanding		$ 0		$ 0